Initial Public Offering (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 11, 2022	Dec. 21, 2021	Jun. 30, 2023	Dec. 31, 2022
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of units sold	2,250,000	15,000,000
Price per share		$ 10
Number of days granted to underwriter		45 days
Overallotment option , per unit		$ 10	$ 10.1	$ 10.1
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units sold	1,500,000
Price per share	$ 10
Number of days granted to underwriter			45 days
Overallotment option , per unit	$ 10
Class A common stock [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Price per share			$ 11.5	$ 11.5
Public Warrants [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of shares in a unit		1	1	1
Number of warrants in a unit		0	0	0
Public Warrants [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units sold	1,500,000	2,250,000	2,250,000	2,250,000
Private Placement Warrants [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Overallotment option	$ 166,650,000
Overallotment option , per unit	$ 10.1
Founder Shares [Member] | Anchor Investors [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Overallotment option , per unit			$ 10	$ 10
Founder shares			1,125,000	1,125,000
Aggregate fair value			$ 8,111,250	$ 8,111,250
Purchase price, per share			$ 0.006	$ 0.006
Original issuance price			$ 8,104,500	$ 8,104,500